FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Credit risk management (Details) - 90 days past due - Credit risk management	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Trade receivables past due (as a percent)	2.50%	2.70%
Trade receivables past due which had an established allowance for doubtful accounts (as a percent)	7.20%	11.70%